GOVERNMENT GRANTS (Tables)	12 Months Ended
Dec. 31, 2023
Government Grants
SCHEDULE OF GOVERNMENT GRANTS
	December 31, 2023	December 31, 2022
Short term liability at year end	153	50
Long term liability at year end	-	85
Total	153	135